FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of Warrant Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of warrant liabilities at beginning of period	$ 21,034
Remeasurement of warrant liability	(17,747)	$ 0
Fair value of warrant liabilities at end of period	3,287
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of warrant liabilities at beginning of period	10,670
Remeasurement of warrant liability	(9,295)
Fair value of warrant liabilities at end of period	$ 1,375